Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [line items]
Summary of Equity Interest in Most Significant Subsidiaries
The equity interest in the most significant subsidiaries at December 31, 2021 and 2022 is as follows:

Company name	Country	Equity interest at December 31
		2021	2022
Subsidiaries:
América Móvil B.V. a)	Netherlands	100.0%	100.0%
Compañía Dominicana de Teléfonos, S.A. (“Codetel”) b)	Dominican Republic	100.0%	100.0%
Sercotel, S.A. de C.V. a)	Mexico	100.0%	100.0%
Radiomóvil Dipsa, S.A. de C.V. and subsidiaries (“Telcel”) b)	Mexico	100.0%	100.0%
Puerto Rico Telephone Company, Inc. b)	Puerto Rico	100.0%	100.0%
Servicios de Comunicaciones de Honduras, S.A. de C.V. (“Sercom Honduras”) b)	Honduras	100.0%	100.0%
Claro S.A. b)	Brazil	98.2%	98.2%
NII Brazil Holding S.A.R.L a)	Luxembourg	100.0%	100.0%
Claro NXT Telecomunicações, S.A. b)	Brazil	100.0%	100.0%
Telecomunicaciones de Guatemala, S.A. (“Telgua”) b)	Guatemala	99.3%	99.3%
Claro Guatemala, S.A. b)	Guatemala	100.0%	100.0%
Empresa Nicaragüense de Telecomunicaciones, S.A. (“Enitel”) b)	Nicaragua	99.6%	99.6%
Compañía de Telecomunicaciones de El Salvador, S.A. de C.V. (“CTE”) b)	El Salvador	95.8%	95.8%
Comunicación Celular, S.A. (“Comcel”) b)	Colombia	99.4%	99.4%
Consorcio Ecuatoriano de Telecomunicaciones, S.A. (“Conecel”) b)	Ecuador	100.0%	100.0%
AMX Argentina, S.A. b)	Argentina	100.0%	100.0%
AMX Paraguay, S.A. b)	Paraguay	100.0%	100.0%
AM Wireless Uruguay, S.A. b)	Uruguay	100.0%	100.0%
Claro Chile, S.A. c)	Chile	100.0%	—
América Móvil Perú, S.A.C b)	Peru	100.0%	100.0%
Claro Panamá, S.A. b) d)	Panama	100.0%	—
Teléfonos de México, S.A.B. de C.V. b)	Mexico	98.8%	98.8%
Telekom Austria AG b)	Austria	51.0%	51.0%
Joint venture:
Claro Chile, SpA c)	Chile	—	50.0%

a)	Holding companies
b)	Operating companies of mobile and fixed services
c)	On October 6, 2022, this entity combined its operations with the Chilean operations of LLA to form a joint venture. See Note 12b.
d)	On July 1, 2022, this entity was discontinued operations. See Note 2Ac.

Summary of Annual Depreciation Rates	Annual depreciation rates are as follows:

Network infrastructure	5%-33%
Buildings and leasehold improvement	2%-33%
Other assets	10%-50%

Summary of Most Significant Forward Looking Estimates Used for Impairment Evaluations
The most significant forward-looking estimates used for the 2021 and 2022 impairment evaluations are shown below:

	Average margin on EBIDTA	Average margin on CAPEX	Average pre-tax discount rate (WACC)
2021:
Europe (7 countries)	31.60% - 45.32%	7.48% - 24.37%	2.91% - 9.83%
Brazil (fixed line, wireless and TV)	41.37%	22.98%	4.62%
Puerto Rico	21.54%	14.36%	3.00%
Dominican Republic	52.02%	13.86%	5.84%
Mexico (fixed line and wireless)	36.21%	15.89%	6.24%
Ecuador	44.76%	12.48%	14.48%
Peru	36.63%	17.19%	3.99%
El Salvador	44.82%	24.25%	10.78%
Colombia	43.36%	23.18%	7.18%
Other countries	30.55% - 48.52%	4.91% - 30.03%	4.64% - 14.39%
2022:
Europe (7 countries)	32.70% - 47.31%	7.7% - 21.1%	5.47% - 24.11%
Brazil (fixed line, wireless and TV)	41.90%	19.62%	9.30%
Puerto Rico	26.98%	8.91%	6.14%
Dominican Republic	53.93%	13.82%	11.13%
Mexico (fixed line and wireless)	36.19%	18.61%	8.60%
Ecuador	47.14%	18.42%	20.13%
Peru	36.53%	21.05%	10.39%
El Salvador	45.18%	17.59%	22.37%
Colombia	42.25%	27.41%	13.70%
Other countries	32.92% - 49.54%	9.63% - 25.97%	9.16% - 29.94%

Summary of quantitative information about right-of-use assets
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Assets	Useful life
Towers and sites	5 to 12 years
Property	10 to 25 years
Other equipment	5 to 15 years

Summary of Exchange Rates Used forTranslation of Foreign Currencies
The exchange rates used for the translation of foreign currencies against the Mexican peso are as follows:

		Average exchange rate			Closing exchange rate at December 31,
Country or Zone	Currency	2020	2021	2022	2021	2022
Argentina (1)	Argentine Peso (AR$)	0.3070	0.2137	0.1586	0.2004	0.1096
Brazil	Real (R$)	4.1850	3.7625	3.9045	3.6885	3.7209
Colombia	Colombian Peso (COP$)	0.0058	0.0054	0.0048	0.0052	0.0040
Guatemala	Quetzal	2.7826	2.6212	2.5981	2.6666	2.4725
U.S.A. (2)	US Dollar	21.4860	20.2769	20.1283	20.5835	19.4143
Uruguay	Uruguay Peso	0.5110	0.4655	0.4893	0.4605	0.4845
Nicaragua	Cordoba	0.6257	0.5765	0.5611	0.5795	0.5359
Honduras	Lempira	0.8678	0.8384	0.8171	0.8396	0.7853
Chile	Chilean Peso	0.0271	0.0268	0.0232	0.0244	0.0226
Paraguay	Guaraní	0.0032	0.0030	0.0029	0.0030	0.0026
Peru	Sol (PEN$)	6.1483	5.2297	5.2454	5.1484	5.0823
Dominican Republic	Dominican Peso	0.3766	0.3540	0.3647	0.3570	0.3436
Costa Rica	Colon	0.0366	0.0325	0.0310	0.0319	0.0323
European Union	Euro	24.5080	23.9835	21.2285	23.4220	20.7830
Bulgaria	Lev	12.5284	12.2617	10.8523	11.9762	10.6188
Belarus	New Belarusian Ruble	8.8172	7.9932	7.3993	8.0279	7.0644
Croatia	Croatian Kuna	3.2498	3.1852	2.8173	3.1161	2.7584
Macedonia	Macedonian Denar	0.3975	0.3893	0.3445	0.3800	0.3378
Serbia	Serbian Denar	0.2083	0.2040	0.1807	0.1992	0.1772

(1)	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.
Financial reporting in hyperinflationary economies
Financial statements of Argentina subsidiaries are restated before translation to the reporting currency of the Company and before consolidation in order to reflect the same value of money for all items. Items recognized in the statements of financial position which are not measured at the applicable year-end measuring unit are restated based on the general price index. All non-monetary items measured at cost or amortized cost is restated for the changes in the general price index from the date of transaction or the last hyperinflationary calculation to the reporting date. Monetary items are not restated. All items of shareholders’ equity are restated for the changes in the general price index since their addition or the last hyperinflationary calculation until the end of the reporting period. All items of comprehensive income are restated for the change in a general price index from the date of initial recognition to the reporting date. Gains and losses resulting from the net-position of monetary items are reported in the consolidated

Summary of Net profit for the year from discontinued operations
The results of discontinued operations for the year are shown below:

	For the years ended December 31,				July 1 st .
	2020		2021		2022
Operative revenue:
Revenue services	Ps.	2,932,390	Ps.	2,667,497	Ps.	1,210,109
Sales of equipment		317,802		394,534		206,595

		3,250,192		3,062,031		1,416,704
Total costs and expenses		5,198,532		3,378,614		1,403,311

Operating profit		(1,948,340)		(316,583)		13,393
Financial costs		(117,300)		(89,974)		(39,538)
Gain on sale of discontinued operations		—		—		3,405,014
Profit before income taxes of discontinued operations		(2,065,640)		(406,557)		3,378,869
Income taxes:		14,713		5,297		—

Net profit of the period of discontinued operations	Ps.	(2,080,353)	Ps.	(411,854)	Ps.	3,378,869

Summary of assets and liabilities deconsolidated on the date of the disposal
The deconsolidated assets and liabilities of Claro Panama as of the date of disposal were the following:

	As of July 1,
	2022
Current assets:
Cash	Ps.	24,202
Account receivable to subscribers, distributors and others Net		666,114
Inventories, net		169,851
Other assets, net		4,457

Total current assets		864,624
Non-current assets:
Property, plant and equipment		1,102,062
Intangibles, net		1,810,964
Account receivables to subscribers, distributors and others, Net		42,368
Other assets, net		12,291
Right-of-use		975,019

Total assets	Ps.	4,807,328

Short term liability related to right-of-use assets	Ps.	198,289
Accounts payable		576,522
Payable taxes		24,981
Related parties		1,159
Deferred income		126,904
Long term liability related to right-of-use assets	Ps.	855,969
Deferred income		129,062

Total liabilities		1,912,886

Net assets directly related to the Group’s disposal	Ps.	2,894,442

Joint ventures [member]
Disclosure of subsidiaries [line items]
Summary of Net profit for the year from discontinued operations
The results of discontinued operations are as follows:

	For the yearsended as of December 31,				For the period ended as of October 6,
	2020		2021		2022
Operative revenue:
Revenue services	Ps.	17,521,377	Ps.	17,276,464	Ps.	10,500,087
Sales of equipment		3,536,505		4,508,925		2,626,823

		21,057,882		21,785,389		13,126,910
Total costs and expenses		22,418,969		22,892,415		14,954,526

Operating profit		(1,361,087)		(1,107,026)		(1,827,616)
Financial costs		(1,647,069)		(533,899)		(685,129)

Profit before income taxes of discontinued operations		(3,008,156)		(1,640,925)		(2,512,745)
Income taxes:		316,386		(4,578,004)		(1,805,500)

Net profit of the period of discontinued operations	Ps.	(3,324,542)	Ps.	2,937,079	Ps.	(707,245)